Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
Financial Assets:	Amount	Value	Amount	Value
Cash and equivalents	$126,740	126,740	138,229	138,229
Securities, available-for-sale and held-to-maturity (1)	$284,139	289,431	272,336	276,856
Loans-net	$1,276,426	1,308,531	1,189,221	1,245,838
Loan servicing assets	$2,489	3,244	2,222	3,418

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	$1,148,406	1,148,406	984,940	984,940
Time deposits	$398,204	393,583	488,390	494,654
Borrowings	$-	-	330	328
Junior subordinated debentures	$51,547	52,185	51,547	52,866

Other financial instruments:
Interest rate swap agreements	$(4,415)	(4,415)	(933)	(933)
Letters of credit	$(233)	(233)	(127)	(127)

(1)Includes the Company's required investments in Federal Reserve Bank stock and Federal Home Loan Bank stock.

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
Financial Assets:	Amount	Value	Amount	Value
Cash and equivalents	$126,740	126,740	138,229	138,229
Securities, available-for-sale and held-to-maturity (1)	$284,139	289,431	272,336	276,856
Loans-net	$1,276,426	1,308,531	1,189,221	1,245,838
Loan servicing assets	$2,489	3,244	2,222	3,418

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	$1,148,406	1,148,406	984,940	984,940
Time deposits	$398,204	393,583	488,390	494,654
Borrowings	$-	-	330	328
Junior subordinated debentures	$51,547	52,185	51,547	52,866

Other financial instruments:
Interest rate swap agreements	$(4,415)	(4,415)	(933)	(933)
Letters of credit	$(233)	(233)	(127)	(127)

(1)Includes the Company's required investments in Federal Reserve Bank stock and Federal Home Loan Bank stock.